UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

The schedule of investments as of March 31, 2005 is filed herewith.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—March 31, 2005 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-95.60%
Aerospace/Defense-1.35%

AM General, LLC	BTL-B	B1	B+	6.71-7.51%	11/01/11	$975,000	$1,014,000
Hexcel Corp.	BTL-B	B2	B+	4.63-6.50%	3/01/12	1,000,000	1,015,307
SI International, Inc.	BTL	B1	B+	5.78%	2/01/11	1,000,000	1,020,000

							3,049,307

Automobile-4.21%

Collins & Aikman Products Co.	Tranche B1	B1	B+	6.34%	9/01/11	814,620	813,262
Collins & Aikman Products Co.	Revolver	B1	B	6.69%	9/01/09	347,953	348,823
Grand Vehicle Works Holding Corp. @	2nd Lien	B3	B-	9.10%	7/23/11	2,000,000	1,810,000
Grand Vehicle Works Holding Corp. @	BTL-B	B2	B+	5.85-6.10%	7/23/10	992,500	952,800
Key Automotive Group	BTL-B	B1	BB-	5.64-5.89%	6/25/10	1,302,131	1,320,849
Plastech Engineered Products, Inc.	2nd Lien	B1	B	11.25%	2/15/10	1,000,000	975,000
Tenneco Automotive, Inc.	BTL-B	B1	B+	5.12%	12/12/10	608,359	621,033
Tenneco Automotive, Inc.	BTL-B1	B1	B+	4.94%	12/12/10	310,345	316,810
TRW Automotive Acquisitions Corp.	BTL-E	Ba2	BB+	3.88%	10/31/10	1,496,250	1,512,616
United Components, Inc.	BTL-C	B1	BB-	5.29%	6/30/10	773,333	785,417

							9,456,610

Beverage, Food and Tobacco-4.29%

Commonwealth Brands, Inc.	BTL	Ba3	B+	6.19%	8/28/07	651,538	662,125
Constellation Brands, Inc.	BTL-B	Ba2	BB	4.56-5.19%	11/30/11	3,323,333	3,380,106
Dole Food Co., Inc.	BTL-D	Ba3	BB	4.88-7.00%	9/28/08	152,549	152,994
Dole Food Co., Inc.	Incremental BTL	Ba3	BB	4.94-7.00%	9/28/08	485,714	487,131
Dole Holding Co.	2nd Lien	B3	B	8.00%	7/21/10	1,500,000	1,563,750
Keystone Foods Holdings, LLC.	BTL	Ba3	B+	5.13-5.38%	6/16/11	1,407,476	1,427,709
Nash-Finch Co.	BTL	B1	B+	4.88%	11/12/10	1,000,000	1,018,125
Pierre Foods, Inc.	BTL-B	B1	B+	5.44-5.69%	6/30/10	912,281	927,675

							9,619,615

Broadcasting and Entertainment-14.10%

Adelphia Communications Corp.	BTL-B	Ba2	BBB	5.38%	3/31/06	2,000,000	2,010,312
Cebridge Connections, Inc	1st Lien	B3	NR	5.82-6.40%	2/23/09	693,000	697,331
Cebridge Connections, Inc	2nd Lien	Caa1	NR	8.23-9.13%	2/24/09	1,287,000	1,311,131
Century Cable Holdings, LLC (5)	Discretionary BTL	NR	NR	7.75%	12/31/09	2,500,000	2,482,813
Century - TCI California, LP (5)	Revolver	NR	NR	5.75%	6/30/09	1,000,000	999,630
Charter Communications Operating, LLC	BTL-B	B2	B	5.98%	4/27/11	3,977,481	4,002,161
DIRECTV Holdings, LLC	BTL-B3	Ba2	BB	4.56%	3/06/10	2,043,939	2,050,838
Insight Midwest Holdings, LLC	BTL-B	Ba3	BB+	5.75%	12/31/09	987,500	1,007,559
Intelstat Zeus, Ltd.	BTL-B	B1	B	4.84%	7/28/11	997,500	1,013,554
Mission Broadcasting, Inc.	BTL-B	B1	B+	4.87%	10/01/12	1,216,197	1,216,197
Nexstar Broadcasting	BTL-B	Ba3	B-	4.87%	10/01/12	1,283,803	1,283,803
Nexstar Broadcasting	BTL-D	Ba3	B-	6.25%	12/31/10	2,487,478	2,499,915
PANAMSAT Corp.	BTL-B1	B1	BB+	5.31%	8/20/11	4,466,114	4,543,414
Sinclair Broadcast Group, Inc.	BTL-A	Ba2	BB	4.35%	6/30/09	2,715,625	2,730,900
Sinclair Broadcast Group, Inc.	BTL-C	Ba2	BB	4.60%	12/31/09	748,125	755,762
UPC Financing Partnership	BTL-H	B1	B	5.75%	9/03/12	2,000,000	2,023,888
WideOpenWest Finance, LLC	BTL-B	B2	NR	5.85-6.09%	6/22/11	1,000,000	1,000,000

							31,629,208

Buildings & Real Estate-1.94%

Atrium Cos., Inc.	BTL	B1	B+	5.20-5.30%	12/28/11	997,500	1,013,709
Crescent Real Estate Equities, LP	BTL	Ba3	BB+	4.94%	5/30/08	426,117	429,979
General Growth Properties, Inc.	BTL-A	Ba2	BB+	4.94%	11/12/07	489,189	494,053
PGT Industries, Inc.	BTL-A	B1	B	5.93%	1/29/10	923,000	939,152
Ply Gem Industries, Inc.	BTL	B1	B+	5.28%	2/24/11	1,262,250	1,279,606
Ply Gem Industries, Inc.	CND TL	B1	B+	5.28%	2/24/11	185,250	187,797

							4,344,296

Cargo Transport-1.01%

Pacer International, Inc.	BTL	B1	NR	4.06-5.56%	6/10/10	1,090,196	1,113,363
United States Shipping, LLC	BTL	Ba3	BB-	5.09%	4/30/10	1,145,192	1,160,939

							2,274,302

Chemicals, Plastics and Rubber-7.22%

Celanese AG	BTL-B	B1	B+	5.63%	4/06/11	2,612,157	2,670,523
Hercules, Inc.	BTL-B	Ba1	BB	3.97-4.84%	10/08/10	891,000	904,087
Huntsman International, LLC	BTL-B	Ba3	BB-	5.38%	12/31/10	2,553,048	2,607,300
Kosa B.V.	BTL-B1	Ba3	BB	5.88%	4/29/11	1,345,765	1,373,942
Kosa B.V.	BTL-B2	Ba3	BB	5.88%	4/29/11	583,882	596,108
Mosaic Co.	BTL-B	Ba2	BB+	4.31-4.63%	2/21/12	2,000,000	2,025,416
PQ Corp.	BTL	B1	B+	4.75%	2/15/13	750,000	763,360
Resolution Specialty Materials, LLC	BTL	B1	B+	5.56%	8/02/10	1,990,000	2,017,363
Rockwood Specialties Group, Inc.	BTL-D	B1	B+	4.95%	7/30/12	2,000,000	2,044,286
Wellman, Inc.	2nd Lien	B2	B-	9.49%	2/04/10	1,000,000	1,063,750
Westlake Chemical Corp.	BTL-B	Ba2	BB+	5.10-7.00%	7/23/10	123,750	125,374

							16,191,509

Containers, Packaging and Glass-4.80%

Appleton Papers, Inc.	BTL	Ba3	BB	4.79-5.55%	6/11/10	1,116,563	1,131,741
Berry Plastics Corp.	BTL-C	B1	B+	4.77%	7/22/10	1,303,623	1,328,066
Boise Cascade Corp.	BTL-B	Ba3	BB	5.13%	10/28/11	1,212,511	1,236,761
Graham Packaging Co., LP	Tranche B	B2	B	5.13-5.63%	2/14/10	2,493,750	2,547,989
Graphic Packaging International, Inc.	BTL-C	B1	B+	5.06-5.88%	8/08/10	1,368,823	1,394,659
Owens-Illinois Group, Inc.	BTL-A	B1	BB-	5.53%	4/01/07	486,733	495,250
Owens-Illinois Group, Inc.	BTL-B1	B1	BB-	5.58%	4/01/08	657,024	669,918
Precise Technology, Inc.	1st Lien	B1	B+	6.13%	3/25/11	679,102	686,106
Precise Technology, Inc.	2nd Lien	B2	B-	9.13%	3/22/11	500,000	505,938
Ranpak Corp.	BTL-B	B3	B	6.26%	5/26/10	761,989	762,942

							10,759,370

Diversified/Conglomerate Manufacturing-4.03%

Accuride Corp.	BTL-B	B2	B+	5.25-7.00%	1/31/12	1,955,000	1,976,077
Alliance Laundry Holdings, LLC	BTL-B	B1	B+	4.97%	1/28/12	1,485,000	1,504,182
Enersys Capital, Inc.	BTL	Ba3	BB	4.54-5.30%	3/17/11	595,500	606,852
Invensys International Holdings, Ltd.	BTL-B1	Ba3	B+	6.09%	9/05/09	2,000,121	2,037,624
Invensys International Holdings, Ltd.	2nd Lien	B1	B-	7.34%	12/05/09	1,012,329	1,042,699
Maxim Crane Works, LP	2nd Lien	B3	B+	8.13%	1/31/12	250,000	259,219
Maxim Crane Works, LP	BTL	B2	BB-	5.63-5.81%	1/31/10	475,000	485,094
Polypore, Inc.	BTL	B1	B	5.35%	11/12/11	1,122,000	1,137,428

							9,049,175

Diversified/Conglomerate Service-1.47%

Bridge Information Systems, Inc. † @ (5) (6)	BTL-B	Caa1	NR	8.75%	5/29/05	512,787	23,075
Coinstar, Inc.	BTL	Ba3	BB-	4.59%	7/07/11	881,155	897,676
InfoUSA, Inc.	BTL	Ba3	BB	5.50%	3/25/09	833,333	837,500
NES Rentals Holdings, Inc.	2nd Lien	B3	B+	8.97%	7/20/10	1,492,500	1,530,745

							3,288,996

Ecological-1.34%

Allied Waste North America, Inc.	LOC	B1	BB	3.10%	1/15/10	810,811	813,598
Allied Waste North America, Inc.	BTL	B2	BB	4.85-5.37%	1/15/10	2,189,189	2,196,617

							3,010,215

Electronics-2.17%

Amkor Technology, Inc.	BTL	B1	B+	7.37%	10/27/10	1,000,000	1,041,250
Fairchild Semiconductor Corp.	BTL-B3	Ba3	BB-	4.69%	6/19/08	1,473,806	1,491,308
UGS Corp.	BTL	B1	B+	4.58%	5/27/11	2,291,000	2,336,820

							4,869,378

Farming and Agriculture-0.42%

AGCO Corp.	BTL	Ba1	BB+	4.82-4.84%	7/03/09	915,667	931,977

Healthcare, Education and Childcare-10.29%

Accredo Health, Inc.	BTL-B	Ba2	BB	4.60%	6/30/11	1,388,750	1,396,562
Alpharma Operating Corp.	BTL-A	B1	B+	5.35%	10/05/08	530,412	533,285
AMR/EmCare Holdings, Inc.	BTL	B2	B+	5.52-5.75%	02/10/11	1,000,000	1,002,500
Community Health Systems, Inc.	BTL	Ba3	BB-	4.64%	8/19/11	1,322,106	1,342,528
Concentra Operating Corp.	BTL	B1	B+	5.10-5.37%	6/30/10	990,019	1,005,282
Conmed Corp.	BTL-C	Ba3	BB-	5.01-5.10%	12/15/09	884,341	895,395
Cooper Cos.	BTL-B	Ba3	BB	4.56%	11/15/11	1,000,000	1,014,375
Dade Behring, Inc.	BTL-B	B	BB	4.88%	11/03/08	260,158	260,809

Educate Operating Co., LLC	BTL	B1	B+	5.30%	3/31/11	1,394,721	1,412,155
Hanger Orthopedic Group, Inc.	BTL-B	B1	B+	6.59%	9/30/09	985,000	996,081
HealthSouth Corp.	LOC	NR	NR	5.60%	3/17/10	925,000	933,961
HealthSouth Corp.	BTL	NR	NR	5.35%	3/17/10	1,575,000	1,590,259
Insight Health Services Corp.	BTL-B	B1	B+	6.84%	10/17/08	964,985	970,413
Magellan Health Services, Inc.	BTL	B1	B+	5.26%	8/15/08	440,972	448,138
Magellan Health Services, Inc.	LOC	B1	B+	2.63%	8/15/08	277,778	282,292
Medco Health Solutions, Inc.	BTL	Aa3	AA-	3.72-4.34%	6/30/10	1,628,571	1,637,053
Multiplan, Inc.	BTL	Ba3	B+	5.85%	3/04/09	1,208,333	1,221,927
Quintiles Transnational Corp.	BTL-B	B1	BB-	4.84%	9/25/09	501,129	504,887
Team Health, Inc.	BTL-B	Ba3	B+	6.10-6.75%	10/31/08	1,865,000	1,869,662
Vanguard Health Systems, Inc.	Tranche 1	B2	B	6.34%	9/23/11	995,000	1,015,677
Warner Chilcott Holdings Co.	BTL-B	B2	B	5.58%	1/18/12	1,091,821	1,104,513
Warner Chilcott Holdings Co.	BTL-C	B2	B	5.58%	1/18/12	439,950	445,065
Warner Chilcott Holdings Co.	BTL-D	B2	B	5.58%	1/18/12	203,245	205,607
Youth and Family Centered Services, Inc.	BTL-B	NR	NR	6.56-8.50%	5/28/11	995,000	997,488

							23,085,914

Home and Office Furnishings-4.41%

Holmes Group, Inc.	1st Lien	B1	B	6.06-6.10%	11/08/10	992,500	1,011,109
Holmes Group, Inc.	2nd Lien	B3	CCC+	10.31-10.35%	5/06/11	500,000	510,000
Juno Lighting, Inc.	1st Lien	B1	B+	5.22-7.25%	11/21/10	2,192,045	2,235,886
Juno Lighting, Inc.	2nd Lien	B2	B-	8.35%	5/20/11	1,000,000	1,023,750
Knoll, Inc.	BTL	Ba3	BB-	5.75-7.75%	9/29/11	1,320,000	1,337,325
Maax Corp.	BTL-B	B1	B	5.31-5.70%	6/04/11	1,191,000	1,204,399
Sealy Mattress Co.	BTL-C	B1	B-	4.66-4.91%	8/06/12	1,556,920	1,589,355
Simmons Co.	Tranche C	B2	B+	4.75-7.25%	12/19/11	970,235	988,426

							9,900,250

Hotels, Motels, Inns, and Gaming-4.74%

Boyd Gaming Corp.	BTL	Ba2	BB	4.53-5.13%	6/30/11	661,667	671,695
CNL Hospitality Partners, LP	BTL	Ba3	NR	5.25%	10/13/06	978,782	997,134
Isle of Capri Casinos, Inc.	BTL	Ba2	BB-	4.47-4.84%	2/04/11	299,250	303,814
Penn National Gaming, Inc.	BTL-D	Ba3	BB-	5.35-5.59%	9/01/07	219,436	220,534
Resorts International Hotel and Casino, Inc.	2nd Lien	B3	B-	8.62%	3/31/12	1,000,000	1,011,250
Resorts International Hotel and Casino, Inc.	BTL-B	B2	B+	5.37%	3/31/12	1,000,000	1,020,833
Venetian Casino Resorts, LLC	BTL-B	B1	BB-	4.81%	6/15/11	4,974,359	5,042,135
Wyndham International, Inc.	Revolver	Caa1	B+	8.63%	4/01/06	165,260	165,012
Wyndham International, Inc.	BTL-I	Caa1	B+	7.56%	6/30/06	1,190,832	1,196,165

							10,628,572

Leisure and Amusement-3.87%

Affinity Group, Inc.	BTL-B1	Ba3	B+	5.78-5.97%	6/30/06	343,469	347,906
Affinity Group, Inc.	BTL-B2	Ba3	B+	5.78%	6/30/06	858,673	869,765
Fender Musical Instruments Corp.	1st Lien	B1	B+	7.00%	3/31/12	500,000	500,000
Metro-Goldwyn-Mayer Studios, Inc.	BTL-B	Ba3	B+	5.35%	4/30/11	1,990,000	1,994,665
Regal Cinemas, Inc.	BTL	Ba3	BB-	5.09%	11/10/10	1,439,887	1,466,627
WMG Acquisition Corp.	BTL-B	B1	B+	4.72-5.37%	2/28/11	3,465,000	3,497,124

							8,676,087

Mining, Steel, Iron and Nonprecious Metals-0.42%

Novelis, Inc.	BTL-B	Ba2	BB-	4.50%	1/04/11	593,121	603,575
Novelis, Inc.	CND TL	Ba2	BB-	4.50%	1/04/11	341,494	347,513

							951,088

Oil and Gas-1.34%

ATP Oil & Gas Corp.	1st Lien	NR	NR	8.46-8.98%	3/23/09	990,004	1,022,179
Tesoro Petroleum Corp.	FATL	Ba2	NR	8.31%	4/15/08	482,500	492,527
Williams Production RMT Co.	BTL-C	B1	BB	5.31%	5/30/07	1,473,844	1,499,636

							3,014,342

Personal and Nondurable Consumer Products-2.29%

American Achievement Corp.	BTL-B	B1	B+	5.23-7.25%	3/22/11	899,824	914,446
American Safety Razor Co.	BTL-B	B2	B	5.64-5.88%	2/28/12	1,000,000	1,022,500
Church & Dwight Co., Inc.	Tranche B	Ba2	BB	4.60%	5/30/11	918,636	931,842
Hillman Group, Inc.	BTL-B	B2	B	5.50%	3/31/11	825,000	834,797
NBTY, Inc.	BTL-C	Ba2	BB	4.88%	7/25/09	926,542	935,807
Rayovac Corp.	BTL	B1	B+	4.68-4.84%	2/07/12	500,000	509,688

							5,149,080

Personal, Goods and Misc. Services-2.79%

Burt’s Bees	1st Lien	B2	B	5.53-6.13%	3/29/11	500,000	500,000
Fidelity National	BTL-B	Ba3	BB	4.51%	3/04/13	2,000,000	2,009,500
Stewart Enterprises, Inc.	BTL-B	Ba3	BB	4.47-4.75%	11/19/11	488,623	497,480
Weight Watchers International, Inc.	BTL-C	Ba1	BB	4.16%	12/31/09	1,243,750	1,259,816
Worldspan, LP	BTL	B2	B+	5.50-5.75%	2/14/10	1,995,556	2,001,377

							6,268,173

Personal Transportation-0.45%

Northwest Airlines, Inc.	BTL-A	B1	B+	8.33%	11/17/09	1,000,000	1,013,333

Printing and Publishing-4.59%

American Lawyers Media, Inc.	1st Lien	B3	B-	7.25%	3/14/10	427,974	437,603
Dex Media West, LLC	BTL-B	Ba2	BB-	4.48-5.05%	3/09/10	1,180,677	1,201,462
Haights Crossing Operating Co.	BTL	B3	B-	7.30%	8/20/08	1,475,031	1,511,907
Journal Register Co.	BTL	Ba2	BB+	3.76-4.23%	8/12/12	1,000,000	1,010,156
Liberty Group Publishing, Inc.	BTL-B	B2	B	6.75%	2/28/12	500,000	507,813
Primedia, Inc.	BTL	B3	B	7.38%	12/31/09	1,592,000	1,618,534
R.H. Donnelly, Inc.	BTL-D	Ba3	BB	4.31-4.85%	6/30/11	1,525,671	1,553,411
Transwestern Publishing Co.	1st Lien	B1	B+	3.94-6.75%	2/25/11	937,500	942,187
Transwestern Publishing Co.	BTL	B1	B+	4.56%	2/25/11	1,500,000	1,523,126

							10,306,199

Retail Stores-3.25%

Alimentation Couche-Tard, Inc.	BTL	Ba2	BB	4.63%	12/17/10	606,122	615,593
Domino’s, Inc.	BTL	Ba3	B+	4.88%	6/25/10	775,431	789,001
Eye Care Centers of America, Inc.	BTL	B2	B	5.85-6.37%	1/24/12	1,000,000	1,016,250
General Nutrition Centers, Inc.	Tranche B	B2	B	5.85-5.87%	12/05/09	340,016	345,117
Jean Coutu Group, Inc.	BTL-B	B1	BB	5.00%	7/30/11	1,492,500	1,523,866
Oriental Trading Co., Inc.	2nd Lien	B3	B-	7.63%	1/31/11	1,000,000	1,015,625
Quality Stores, Inc. (Central Tractor) † @ # (5) (6)	BTL-B	NR	NR	8.25%	4/30/06	846,495	—
Ruth’s Chris Steak House, Inc.	BTL-B	NR	NR	5.88-6.00%	3/08/11	1,952,381	1,976,786

							7,282,238

Telecommunications-4.78%

Centennial Cellular Operating Co.	BTL	B2	B-	4.88-5.63%	2/09/11	1,485,000	1,513,656
FairPoint Communications, Inc.	BTL-B	B1	B+	4.94-5.44%	2/07/12	1,000,000	1,016,250
Leap Wireless International, Inc.	BTL	B1	B-	5.30%	12/23/10	1,995,000	2,017,859
Ntelos, Inc.	1st Lien	B2	B	5.35%	8/31/11	1,496,250	1,509,966
Ntelos, Inc.	2nd Lien	B3	B	7.85%	2/28/12	500,000	510,625
Qwest Corp.	BTL-A	Ba3	BB-	7.39%	6/30/07	1,000,000	1,036,016
Syniverse Holding, LLC	BTL-B	Ba3	BB-	4.82-5.10%	2/01/12	2,092,037	2,128,648
Western Wireless Corp.	BTL-B	B2	B-	5.57-5.85%	5/28/11	992,500	999,530

							10,732,550

Textiles and Leather-0.68%

Globe Manufacturing Corp. † @ # (5) (6)	BTL-B	Caa2	NR	8.50%	8/15/06	837,014	—
Springs Industries, Inc.	BTL-B	Ba3	BB+	5.88%	12/07/10	1,496,250	1,526,175

							1,526,175

Utilities-3.35%

AES Corp.	BTL	Ba3	BB	5.25-5.57%	4/30/08	1,423,571	1,456,847
Astoria Energy, LLC	1st Lien	Ba3	B+	6.86-10.00%	4/16/12	1,000,000	1,023,750
Calpine Corp.	2nd Lien	NR	B	8.41%	7/16/07	3,459,968	2,998,928
Reliant Energy Resources, Inc.	BTL	B1	B+	5.23-6.09%	3/15/07	1,000,000	1,013,482
Universal Compression, Inc.	BTL	Ba2	BB	4.85%	6/20/11	1,000,000	1,015,781

							7,508,788

Total Loans (cost $213,828,473)							$214,516,747

CORPORATE BONDS-0.44%
Telecommunications-0.44%

SMART Modular Technologies, Inc. * (8)
8.35% due 4/01/12 (cost $1,000,000)						1,000,000	990,000

COMMON STOCK-0.09%
Oil and Gas - 0.07%

Shaw Group, Inc. †	6,276	136,817

Telecommunications-0.02%

Global Crossing, Ltd. †	175	2,720
SAVVIS Communications Corp. †	89,386	55,419

		58,139

Total Common Stock (cost $224,016)		194,956

Total Long-Term Investment Securities (cost $215,052,489)		215,701,703

SHORT-TERM INVESTMENT SECURITIES-7.75%
Registered Investment Companies-7.75%

SSgA Money Market Fund (cost $17,385,698)	17,385,698	17,385,698

TOTAL INVESTMENTS-103.88%
(cost $232,438,187) (7)		233,087,401

Liabilities in Excess of Other Assets - (3.88)%		(8,703,310)

NET ASSETS-100.00%		$224,384,091

BTL	Bank Term Loan
CND TL	Canadian Term Loan
FATL	Fixed Asset Term Loan
LOC	Line of Credit
NR	Security is not rated.
†	Non-income producing
@	Illiquid security. At March 31, 2005, the aggregate value of these securities was $2,785,875, representing 1.24% of net assets.
#	Fair valued security (see Note 1)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of the securities. At March 31, 2005, the aggregate value of these securities was $990,000 representing 0.44% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings are unaudited. Ratings provided are as of March 31, 2005.
(2)	Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The Fund estimates that the maturity of the Loans held in its portfolio will be approximately 65 months.
(3)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter- Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Company has filed Chapter 11 bankruptcy.
(6)	Loan is in default of interest payment.
(7)	See Note 3 for cost of investments on a tax basis.
(8)	Security is a “floating rate” bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2005.

See Notes to Schedule of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2005 — (unaudited)

Note 1. Security Valuation

The Fund’s investments in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors. Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree in the subadviser’s opinion will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree in the subadviser’s opinion will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity. Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services that determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, other portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, then these securities may be fair valued as determined pursuant to procedures adopted in good faith by the Board of Directors (the “Directors”). Short-term investments which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

The senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

Note 2. Senior Loan Participation Commitments

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 3. Federal Income Taxes

Unrealized appreciation and depreciation in the value of investments at March 31, 2005 for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,026,158
Gross unrealized depreciation	(2,377,290)

Net unrealized appreciation	$648,868

Note 4. Unfunded Loan Commitments

On March 31, 2005, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Maturity Date	Amount
American Lawyers Media, Inc.	Term Loan	3/07/11	$72,026
Boise Cascade Corp.	Revolver	6/30/05	2,500,000
Celanese AG	Term Loan	4/06/11	383,214
United States Shipping, LLC	Term Loan	11/02/05	346,154
Warner Chilcott	Term Loan	6/30/06	44,164
Warner Chilcott	Term Loan	1/31/06	220,820
WMG Acquisition Corp.	Revolver	2/28/10	500,000
Wyndham International, Inc.	Revolver	4/01/06	683,976

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	May 27, 2005

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	May 27, 2005